Investment Risks	Sep. 01, 2026
Lyrical U.S. Value Equity ETF
Prospectus [Line Items]
Risk [Text Block]

All investments involve risks, and the U.S. Fund cannot guarantee that it will achieve its investment objective. An investment in the U.S. Fund is not insured or guaranteed by any government agency. As with any mutual fund or exchange-traded fund (“ETF”) investment, the U.S. Fund’s returns and share price will fluctuate, and you may lose money by investing in the U.S. Fund. The U.S. Fund is subject to the following principal risks:

Lyrical U.S. Value Equity ETF | General [Member]
Prospectus [Line Items]
Risk [Text Block]

General. The Adviser does not attempt to time the market or focus on weightings relative to an index. Accordingly, the U.S. Fund’s returns are expected, at certain times, to significantly diverge from those of market indices. Because the U.S. Fund invests primarily in publicly-traded equity securities, the Adviser believes their primary risk of loss is associated with securities selection and broad market movements (which can result from economic, political, health, terrorist and other events in the U.S. or elsewhere), and wide and sudden fluctuations in market value can occur.

Lyrical U.S. Value Equity ETF | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Lyrical U.S. Value Equity ETF | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful and the U.S. Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Lyrical U.S. Value Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The return on and value of an investment in the U.S. Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the U.S. Fund) could fall drastically and rapidly and therefore adversely affect the U.S. Fund.

Lyrical U.S. Value Equity ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The U.S. Fund may, at times, be more heavily invested in certain sectors. When the U.S. Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of November 30, 2025, 35.5% and 15.3% of the Predecessor Fund’s net assets were invested in stocks within the technology sector and financials sector, respectively. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. They may face unexpected risks and costs associated with technological advances, such as artificial intelligence and machine learning. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.

Lyrical U.S. Value Equity ETF | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Lyrical U.S. Value Equity ETF | Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Lyrical U.S. Value Equity ETF | Trade Allocation [Member]
Prospectus [Line Items]
Risk [Text Block]

Trade Allocation. Typically, the Adviser aggregates trades at each executing broker and follows a randomly generated order of trade execution and, further, for the executing broker with the largest number of shares to transact, aggregates trades at each custodian and follows a second randomly generated order of trade execution. The Adviser views this process as fair and equitable by design, and we monitor these trading practices to confirm they are being implemented fairly. Yet, for certain trades some of the adviser’s accounts may trade days or weeks after other accounts, possibly resulting in material differences between the prices at which accounts’ trades are effected. When the Adviser aggregates trades across accounts, each account receives the same average execution price.

Lyrical U.S. Value Equity ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the U.S. Fund. The U.S. Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the U.S. Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Lyrical U.S. Value Equity ETF | Exchangetraded Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Risk. Because the U.S. Fund’s shares are traded on an exchange, they are subject to additional risks:

●	The U.S. Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the U.S. Fund’s shares will typically approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the U.S. Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

●	Although the U.S. Fund’s shares are listed for trading on the Exchange, it is possible that an active trading market may not develop or be maintained.

●	Trading of the U.S. Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the U.S. Fund’s shares may also be halted if 1) the shares are delisted from the Exchange without first being listed on another exchange, or 2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

Lyrical U.S. Value Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund or exchange-traded fund (“ETF”) investment, the U.S. Fund’s returns and share price will fluctuate, and you may lose money by investing in the U.S. Fund.
Lyrical International Value Equity ETF
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund. The success of the International Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the International Fund and there is no assurance that the International Fund will achieve its investment objective. Because of the types of securities in which the International Fund invests and the investment techniques the Adviser uses, the International Fund is designed for investors who are investing for the long term. The International Fund is not appropriate for use as a complete investment program. The principal risks of an investment in the International Fund are generally described below.

Lyrical International Value Equity ETF | General [Member]
Prospectus [Line Items]
Risk [Text Block]

General. The Adviser does not attempt to time the market or focus on weightings relative to an index. Accordingly, the International Fund’s returns are expected, at certain times, to significantly diverge from those of market indices. Because the International Fund invests primarily in publicly-traded equity securities, the Adviser believes their primary risk of loss is associated with securities selection and broad market movements (which can result from economic, political, health, terrorist and other events in any country), and wide and sudden fluctuations in market value can occur.

Lyrical International Value Equity ETF | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor.

Lyrical International Value Equity ETF | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The Adviser’s method of security selection may not be successful and the International Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Lyrical International Value Equity ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The return on and value of an investment in the International Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military action, environmental events, trade disputes, and epidemics, pandemics or other public health issues. During periods of market volatility, security prices (including securities held by the International Fund) could fall drastically and rapidly and therefore adversely affect the International Fund.

Lyrical International Value Equity ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The International Fund may, at times, be more heavily invested in certain sectors. When the International Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of November 30, 2025, 28.6% and 22.8% of the Predecessor Fund’s net assets were invested in stocks within the industrials sector and technology sector. The values of securities of companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors. The values of securities of companies in the technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing products and technologies. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. They may face unexpected risks and costs associated with technological advances, such as artificial intelligence and machine learning.

Lyrical International Value Equity ETF | Largecapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Lyrical International Value Equity ETF | Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations.

Lyrical International Value Equity ETF | Trade Allocation [Member]
Prospectus [Line Items]
Risk [Text Block]

Trade Allocation. Typically, the Adviser aggregates trades at each executing broker and follows a randomly generated order of trade execution and, further, for the executing broker with the largest number of shares to transact, aggregates trades at each custodian and follow a second randomly generated order of trade execution. The Adviser views this process as fair and equitable by design, and we monitor these trading practices to confirm they are being implemented fairly. Yet, for certain trades some of the adviser’s accounts may trade days or weeks after other accounts, possibly resulting in material differences between the prices at which accounts’ trades are effected. When the Adviser aggregates trades across accounts, each account involved receives the same average execution price.

Lyrical International Value Equity ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the International Fund. The International Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the International Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), International Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Lyrical International Value Equity ETF | Exchangetraded Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Risk. Because the International Fund’s shares are traded on an exchange, they are subject to additional risks:

●	The International Fund’s shares are listed for trading on the NYSE Arca, Inc. (“the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the International Fund’s shares will typically approximate its net asset value (“NAV”), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy the International Fund’s shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

●	Although the International Fund’s shares are listed for trading on the Exchange, it is possible that an active trading market may not develop or be maintained.

●	Trading of the International Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s shares may also be halted if 1) the shares are delisted from the Exchange without first being listed on another exchange, or 2) the Exchange officials determine that such action is appropriate in the interest of a fair and orderly market for the protection of investors.

Lyrical International Value Equity ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries.

●	Foreign Currency Risk. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Lyrical International Value Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the International Fund.